Fair Value Measurements - Summary of Fair Value of Warrant Liabilities (Detail) - USD ($)	2 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Fair value, beginning of period		$ 2,419,470	$ 537,660	$ 488,220	$ 417,150
Change in fair value of warrant liabilities		668,000		(49,440)	(71,070)		$ (64,890)	$ (114,330)	$ (1,996,140)
Fair value, end of period	$ 417,150		2,419,470	537,660	488,220	417,150	488,220	537,660	2,419,470
Warrants Liabilities [Member]
Class of Warrant or Right [Line Items]
Fair value, beginning of period	423,330 [1]	$ 2,419,470	537,660	488,220	417,150
Change in fair value of warrant liabilities	(6,180)		1,881,810	49,440	71,070
Fair value, end of period	$ 417,150		$ 2,419,470	$ 537,660	$ 488,220	$ 417,150	$ 488,220	$ 537,660	$ 2,419,470

[1]	Includes 277,500 warrants issued on February 6, 2020 and 31,500 warrants issued on February 10, 2020 as a result of the Over-Allotment Private Placement.